Discontinued operations - Profit or loss (Details) - TRY (₺) ₺ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Revenue		₺ 241,470,821	₺ 218,160,030	₺ 202,428,953
Cost of revenue		(173,124,438)	(164,325,650)	(159,533,823)
Gross profit		68,346,383	53,834,380	42,895,130
Selling and marketing expenses		(16,880,722)	(14,330,980)	(10,738,540)
Administrative expenses		(9,948,315)	(9,057,569)	(6,481,128)
Operating profit		38,313,606	26,063,928	14,764,250
Net finance costs / income		(3,624,207)	(1,043,106)	(6,521,846)
Profit before income tax		31,190,252	20,881,165	11,124,691
Total		(187,403)	₺ 16,267,250	3,722,307
Lifecell LLC, Global LLC, and Ukrtower
Discontinued operations
Revenue	₺ 9,682,719			14,621,477
Cost of revenue	(3,572,701)			(9,002,732)
Gross profit	6,110,018			5,618,745
Selling and marketing expenses	(560,791)			(838,787)
Administrative expenses	(356,281)			(480,417)
Other operating income/(expense), net	33,761			364,331
Operating profit	5,226,707			4,663,872
Net finance costs / income	(86,267)			(389,792)
Profit before income tax	5,140,440			4,274,080
Tax benefit/(expense)	(419,454)			(551,773)
Profit for the year from discontinued operations	4,720,986			3,722,307
Gain on sale of disposal of subsidiaries	11,546,264
Total	₺ 16,267,250	₺ (187,403)		₺ 3,722,307